Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital ratios
Common Equity Tier 1 capital ratio	23.10%	22.20%
Tier 1 capital ratio	23.10%	22.20%
Total capital ratio	23.10%	22.20%
Total risk-based capital requirement
Capital base requirement of 8 percent	kr 7,993	kr 8,437
of which Tier 1 requirement of 6 percent	5,995	6,328
of which minimum requirement of 4.5 percent	4,496	4,746
Pillar 2 capital requirements	3,007	3,871
Common Equity Tier 1 capital available to meet buffer requirements	12,123	11,106
Capital buffer requirements	4,072	4,317
of which Capital conservation buffer	2,498	2,637
of which Countercyclical buffer	1,574	1,680
Pillar 2 guidance	999	1,582
Total risk-based capital requirement including Pillar 2 guidance	kr 16,071	kr 18,207
Capital base requirement of 8 percent (in percent)	8.00%	8.00%
of which Tier 1 requirement of 6 percent (in percent)	6.00%	6.00%
of which minimum requirement of 4.5 percent (in percent)	4.50%	4.50%
Pillar 2 capital requirements (in percent)	3.00%	3.70%
Common Equity Tier 1 capital available to meet buffer requirements (in percent)	12.10%	10.50%
Capital buffer requirements (in percent)	4.10%	4.10%
of which Capital conservation buffer (in percent)	2.50%	2.50%
of which Countercyclical buffer (in percent)	1.60%	1.60%
Pillar 2 guidance (in percent)	1.00%	1.50%
Total risk-based capital requirement including Pillar 2 guidance (in percent)	16.10%	17.30%
Individual Pillar 2 requirement	3.01%
Minimum capital requirement	0.08
Additional capital - Pillar 2 guidance	1.00%
4.5%
Total risk-based capital requirement
Minimum capital requirement	0.045
1.5%
Total risk-based capital requirement
Minimum capital requirement	0.015
2%
Total risk-based capital requirement
Minimum capital requirement	0.02